Net Defined Benefit Liabilities And Assets_The Details Of Fair Value Of Plan Assets(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Details Of Fair Value Of Plan Assests Abstract [Abstract]
Cash and due from financial institutions	₩ 2,087,861	₩ 1,908,028
Investment fund	849	2,019
Total	2,088,710	1,910,047
Assets quoted in an active market
Details Of Fair Value Of Plan Assests Abstract [Abstract]
Cash and due from financial institutions	0	0
Investment fund	0	0
Total	0	0
Assets not quoted in an active market
Details Of Fair Value Of Plan Assests Abstract [Abstract]
Cash and due from financial institutions	2,087,861	1,908,028
Investment fund	849	2,019
Total	₩ 2,088,710	₩ 1,910,047